Financial instruments and financial risk management - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of maturity analysis for non-derivative financial liabilities
Number of days within which the entity's trade receivables are usually paid	7 days
Undiscounted cash flows	€ 623,287	€ 182,008
Financial liabilities	577,603	156,151
Revolving credit facility with Commerzbank, UniCredit and J.P. Morgan
Disclosure of maturity analysis for non-derivative financial liabilities
Notional amount	100,000
Borrowings	10,000
Credit line utilized in the form of guarantees	10,200
Revolving credit facility with Compagnie Financire Richemont S.A.
Disclosure of maturity analysis for non-derivative financial liabilities
Notional amount	100,000
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	411,571	115,668
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	142,089	29,188
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	69,627	34,822
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	285,722	85,322
Financial liabilities	285,722	85,322
Trade and other payables | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	285,722	85,322
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	83,078	21,064
Financial liabilities	83,078	21,064
Other financial liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	83,078	21,064
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	254,487	75,622
Financial liabilities	208,803	49,765
Lease liabilities | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	42,771	9,282
Lease liabilities | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	142,089	29,188
Lease liabilities | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 69,627	€ 34,822